Statement of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series C-1 Convertible Preferred Stock [Member]	Series C-2 Convertible Preferred Stock [Member]	Series D-1 Convertible Preferred Stock [Member]	Series D-2 Convertible Preferred Stock [Member]
Temporary equity at Dec. 31, 2012					$ 250	$ 4,215	$ 28,121	$ 0	$ 13,500	$ 0	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Sale of preferred stock											2,405
Conversion of convertible notes into preferred stock										8,476	5,540
Reclassification of warrants issued with preferred stock to derivative liability											(2,500)
Beneficial conversion feature for antidilution adjustment						594	4,748		1,060
Beneficial conversion feature on sale of preferred stock											4,232
Beneficial conversion feature on conversion of convertible notes										6,998	3,804
Adjustment of preferred stock to liquidation value	$ 5,714					(594)	(4,748)		(1,060)	1,478	10,638
Temporary equity at Dec. 31, 2013					250	4,215	28,121	0	13,500	16,952	24,119
Stockholders' equity at Dec. 31, 2012	(65,415)	$ 0	$ 17,401	$ (82,816)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(30,461)			(30,461)
Exercise of stock options	5		5
Stock-based compensation expense	180		180
Deemed contribution of a loan guarantee	3,930		3,930
Beneficial conversion feature for antidilution adjustment	(6,402)		(6,402)
Beneficial conversion feature on sale of preferred stock	(4,232)		(4,232)
Adjustment of preferred stock to liquidation value	(5,714)		(5,714)
Warrant derivative liability reclassified to additional paid-in capital	0
Stockholders' equity at Dec. 31, 2013	(108,109)	0	5,168	(113,277)
Increase (Decrease) in Temporary Equity [Roll Forward]
Sale of preferred stock											544
Reclassification of warrants issued with preferred stock to derivative liability											(544)
Beneficial conversion feature for antidilution adjustment						18	153		43
Beneficial conversion feature on sale of preferred stock											909
Conversion of preferred stock into shares of common stock					(250)	(4,215)	(28,121)		(13,500)	(16,952)	(25,752)
Adjustment of preferred stock to liquidation value	510					(18)	(153)		(43)		724
Temporary equity at Dec. 31, 2014					$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(4,234)			(4,234)
Exercise of stock options	9		9
Stock-based compensation expense	1,201		1,201
Beneficial conversion feature for antidilution adjustment	(214)		(214)
Beneficial conversion feature on sale of preferred stock	(909)		(909)
Adjustment of preferred stock to liquidation value	(510)		(510)
Issuance of common stock from the IPO, net of underwriting discounts and commissions and offering expenses	54,583	6	54,577
Conversion of preferred stock into shares of common stock	88,790	2	88,788
Warrant derivative liability reclassified to additional paid-in capital	2,701		2,701
Exercise of common stock warrants	55		55
Issuance of common stock - ESPP	68		68
Stockholders' equity at Dec. 31, 2014	33,431	$ 8	$ 150,934	$ (117,511)
Increase (Decrease) in Temporary Equity [Roll Forward]
Adjustment of preferred stock to liquidation value	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(6,384)
Stockholders' equity at Mar. 31, 2015	$ 27,438